UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MEAG New York Corporation
Address: 540 Madison Ave 6th floor
New York, NY 10022

Form 13F File Number: 28-05819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kerris Wigfall
Title: Chief Compliance Officer
Phone: 212-583-4835

Signature, Place, and Date of Signing:
____________________ _____________________________ __________
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-05819	MEAG New York Corporation
[Repeat as necessary.]
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 176

Form 13F Information Table Value Total: $841,424
					(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 			Form 13F File Number 		Name
____ 			28-05819 			MEAG NY Corp

[Repeat as necessary.]

Run Date:  05/15/08
Run Time:  02:17pm
NAME OF ISSUER           TITLE OF CLASS   CUSIP          VALUE    SHRS ORSH/PUT/  INVESTMENT     OTHER    VOTING  AUHORITY
                                         NUMBER       (x$1000)    PRN AMTPRNCALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
  AT&T Corp                Common Stock  00206R102        8250     215400 SH
  AT&T Corp                Common Stock  00206R102       12386     323400 SH            SOLE                   X
  Abbott Laboratories      Common Stock  002824100       12574     228000 SH            SOLE                   X
  Alberto Culver Co        Common Stock  013078100         792      28900 SH
  Altria Group             Common Stock  02209S103        4249     191400 SH            SOLE                   X
  American Electric Power  Common Stock  025537101        8243     198000 SH            SOLE                   X
  Amgen Inc                Common Stock  031162100        1166      27900 SH
  Anheuser-Busch Co Inc    Common Stock  035229103        5191     109400 SH            SOLE                   X
  Apache Corp              Common Stock  037411105        2126      17600 SH
  Apache Corp              Common Stock  037411105        8723      72200 SH            SOLE                   X
  Apple Computer Inc       Common Stock  037833100        4893      34100 SH
  Apple Computer Inc       Common Stock  037833100        8969      62500 SH            SOLE                   X
  Applera Corp-Applied Bi  Common Stock  038020103        1939      59000 SH
  Applera Corp-Applied Bi  Common Stock  038020103        4091     124500 SH            SOLE                   X
  Applied Materials Inc    Common Stock  038222105        1941      99500 SH
  Applied Materials Inc    Common Stock  038222105        5582     286100 SH            SOLE                   X
  BB&T Corp                Common Stock  054937107        2270      70800 SH
  BB&T Corp                Common Stock  054937107        3225     100600 SH            SOLE                   X
  BMC Software Inc         Common Stock  055921100        1665      51200 SH
  BMC Software Inc         Common Stock  055921100        4901     150700 SH            SOLE                   X
  Bank of America          Common Stock  060505104        1236      32600 SH
  Bank of America          Common Stock  060505104        9534     251500 SH            SOLE                   X
  Bank of New York Mellon  Common Stock  064058100        2859      68500 SH
  Bank of New York Mellon  Common Stock  064058100        9314     223200 SH            SOLE                   X
  CR Bard                  Common Stock  067383109        1995      20700 SH
  Bare Escentuals Inc.     Common Stock  067511105         869      37100 SH
  Barnes & Noble           Common Stock  067774109        1005      32800 SH
  Barnes & Noble           Common Stock  067774109        2280      74400 SH            SOLE                   X
  Baxter International In  Common Stock  071813109        2798      48400 SH
  Baxter International In  Common Stock  071813109        9506     164400 SH            SOLE                   X
  Boeing Co                Common Stock  097023105        7325      98500 SH            SOLE                   X
  Chicago Mercantile Exch  Common Stock  12572Q105        1642       3500 SH
  Chicago Mercantile Exch  Common Stock  12572Q105        2862       6100 SH            SOLE                   X
  CVS Caremark Corp        Common Stock  126650100        2799      69100 SH
  CVS Caremark Corp        Common Stock  126650100       10545     260300 SH            SOLE                   X
  Cameron International C  Common Stock  13342B105        1274      30600 SH
  Cameron International C  Common Stock  13342B105        5863     140800 SH            SOLE                   X
  Capital One Finl Corp    Common Stock  14040H105        1482      30100 SH
  Capital One Finl Corp    Common Stock  14040H105        3224      65500 SH            SOLE                   X
  Celanese Corporation     Common Stock  150870103        4163     106600 SH            SOLE                   X
  Celgene Corp             Common Stock  151020104        1073      17500 SH
  Chevron Texaco Corp      Common Stock  166764100       20950     245426 SH            SOLE                   X
  Church & Dwight Co Inc   Common Stock  171340102        1356      25000 SH
  Church & Dwight Co Inc   Common Stock  171340102        3807      70180 SH            SOLE                   X
  Cisco Systems Inc        Common Stock  17275R102        4343     180300 SH
  Cisco Systems Inc        Common Stock  17275R102       13975     580100 SH            SOLE                   X
  Citigroup                Common Stock  172967101        2050      95721 SH            SOLE                   X
  Coca-Cola Company        Common Stock  191216100        5064      83200 SH
  Coca-Cola Company        Common Stock  191216100       13288     218300 SH            SOLE                   X
  Colgate-Palmolive Co     Common Stock  194162103        2213      28400 SH
  Colgate-Palmolive Co     Common Stock  194162103        4939      63400 SH            SOLE                   X
  Corning Inc              Common Stock  219350105        2493     103700 SH
  Corning Inc              Common Stock  219350105        5274     219400 SH            SOLE                   X
  Cummins Inc              Common Stock  231021106        1770      37800 SH
  Cummins Inc              Common Stock  231021106        3132      66900 SH            SOLE                   X
  Darden Restaurants Inc   Common Stock  237194105        1517      46600 SH
  Darden Restaurants Inc   Common Stock  237194105        6897     211900 SH            SOLE                   X
  Deere & Co               Common Stock  244199105        2791      34700 SH
  Deere & Co               Common Stock  244199105        8004      99500 SH            SOLE                   X
  The Walt Disney Co       Common Stock  254687106        2084      66400 SH
  The Walt Disney Co       Common Stock  254687106        3596     114600 SH            SOLE                   X
  Emc Corp/Mass            Common Stock  268648102        1428      99600 SH
  Emc Corp/Mass            Common Stock  268648102        4137     288500 SH            SOLE                   X
  EBAY Inc                 Common Stock  278642103        2507      84000 SH
  EBAY Inc                 Common Stock  278642103        5852     196100 SH            SOLE                   X
  Edison International     Common Stock  281020107        7103     144900 SH            SOLE                   X
  Electronic Arts Inc      Common Stock  285512109        4358      87300 SH            SOLE                   X
  Emerson Electric Co      Common Stock  291011104        2892      56200 SH
  Emerson Electric Co      Common Stock  291011104        8872     172400 SH            SOLE                   X
  Entergy Corporation      Common Stock  29364G103        3054      28000 SH            SOLE                   X
  Equitable Resources      Common Stock  294549100        1579      26800 SH
  Express Scripts Inc      Common Stock  302182100         991      15400 SH
  Express Scripts Inc      Common Stock  302182100        4689      72900 SH            SOLE                   X
  Exxon Mobil Corporation  Common Stock  30231G102       25019     295800 SH            SOLE                   X
  First Solar              Common Stock  336433107         832       3600 SH
  Fluor                    Common Stock  343412102        1270       9000 SH
  Franklin Resources       Common Stock  354613101        1416      14600 SH
  Franklin Resources       Common Stock  354613101        6382      65800 SH            SOLE                   X
  Genentech, Inc.          Common Stock  368710406        1477      18200 SH
  Genentech, Inc.          Common Stock  368710406        8037      99000 SH            SOLE                   X
  General Electric Cap Co  Common Stock  369604103       21803     589120 SH            SOLE                   X
  General Mills, Inc.      Common Stock  370334104        1042      17400 SH
  Genzyme General          Common Stock  372917104        2050      27500 SH
  Gilead Sciences Inc      Common Stock  375558103        9476     183900 SH            SOLE                   X
  Goldman Sachs Group Inc  Common Stock  38141G104        1373       8300 SH
  Goldman Sachs Group Inc  Common Stock  38141G104        4929      29800 SH            SOLE                   X
  Heinz (H.J.) Company     Common Stock  423074103         827      17600 SH
  Heinz (H.J.) Company     Common Stock  423074103        4185      89100 SH            SOLE                   X
  Hewlett-Packard Co       Common Stock  428236103        5785     126700 SH
  Hewlett-Packard Co       Common Stock  428236103       12739     279000 SH            SOLE                   X
  Intel Corporation        Common Stock  458140100        4895     231100 SH
  Intel Corporation        Common Stock  458140100        8671     409400 SH            SOLE                   X
  IBM Corp                 Common Stock  459200101        1474      12800 SH
  IBM Corp                 Common Stock  459200101        4087      35500 SH            SOLE                   X
  International Game Tech  Common Stock  459902102        6333     157500 SH            SOLE                   X
  Intuit Inc               Common Stock  461202103        3536     130900 SH            SOLE                   X
  JP Morgan Chase          Common Stock  46625H100        5244     122100 SH
  JP Morgan Chase          Common Stock  46625H100       13773     320680 SH            SOLE                   X
  Johnson & Johnson        Common Stock  478160104        4113      63400 SH
  Johnson Controls Inc.    Common Stock  478366107         767      22700 SH
  Juniper Networks Inc.    Common Stock  48203R104        4568     182700 SH            SOLE                   X
  Kroger Co                Common Stock  501044101        1496      58900 SH
  Eli Lilly & Co           Common Stock  532457108        1383      26800 SH
  Eli Lilly & Co           Common Stock  532457108        6186     119900 SH            SOLE                   X
  Lockheed Martin Corp     Common Stock  539830109        8619      86800 SH            SOLE                   X
  Lowe's Companies         Common Stock  548661107        2232      97300 SH
  Lowe's Companies         Common Stock  548661107        3379     147300 SH            SOLE                   X
  Lubrizol Corp            Common Stock  549271104        3586      64600 SH            SOLE                   X
  M&T Bank                 Common Stock  55261F104        2028      25200 SH
  Macy's INC               Common Stock  55616P104        1423      61700 SH
  Macy's INC               Common Stock  55616P104        3120     135300 SH            SOLE                   X
  Marriott International   Common Stock  571903202        1419      41300 SH
  McDonald's Corporation   Common Stock  580135101        7640     137000 SH            SOLE                   X
  Merck & Co Inc           Common Stock  589331107        1670      44000 SH
  Microsoft Corp           Common Stock  594918104        7331     258300 SH
  Microsoft Corp           Common Stock  594918104       14775     520624 SH            SOLE                   X
  Morgan Stanley           Common Stock  617446448        4936     108000 SH            SOLE                   X
  Murphy Oil Corporation   Common Stock  626717102        1511      18400 SH
  Murphy Oil Corporation   Common Stock  626717102        7343      89400 SH            SOLE                   X
  NRG Energy Inc           Common Stock  629377508        5154     132200 SH            SOLE                   X
  Nike Inc                 Common Stock  654106103        2176      32000 SH
  Norfolk Southern Corp    Common Stock  655844108        2341      43100 SH
  Nucor Corp               Common Stock  670346105        2296      33900 SH
  Nucor Corp               Common Stock  670346105        8149     120300 SH            SOLE                   X
  Oracle Corporation       Common Stock  68389X105        6697     342400 SH            SOLE                   X
  PNC Bank Corp            Common Stock  693475105        3180      48500 SH
  PNC Bank Corp            Common Stock  693475105        5134      78300 SH            SOLE                   X
  J.C. Penney Company, In  Common Stock  708160106        1146      30400 SH
  J.C. Penney Company, In  Common Stock  708160106        3805     100900 SH            SOLE                   X
  Pepco Holdings Inc       Common Stock  713291102        1365      55200 SH
  Pepsico Inc              Common Stock  713448108        4664      64600 SH
  Philip Morris Internati  Common Stock  718172109        9681     191400 SH            SOLE                   X
  Praxair Inc              Common Stock  74005P104        2173      25800 SH
  Praxair Inc              Common Stock  74005P104        7530      89400 SH            SOLE                   X
  Procter & Gamble Co      Common Stock  742718109        8128     116000 SH
  Procter & Gamble Co      Common Stock  742718109       18227     260127 SH            SOLE                   X
  Prologis                 Common Stock  743410102        1271      21600 SH
  Prologis                 Common Stock  743410102        4244      72100 SH            SOLE                   X
  Qualcomm Inc             Common Stock  747525103        3276      79900 SH
  Quanta Services Inc      Common Stock  74762E102         971      41900 SH
  Ryder System, Inc.       Common Stock  783549108        2570      42200 SH
  Ryder System, Inc.       Common Stock  783549108        5811      95400 SH            SOLE                   X
  SPX Corp                 Common Stock  784635104        1458      13900 SH
  St. Jude Medical         Common Stock  790849103        1486      34400 SH
  St. Jude Medical         Common Stock  790849103        3628      84000 SH            SOLE                   X
  Schering-Plough Corpora  Common Stock  806605101        4220     292855 SH            SOLE                   X
  Staples Inc.             Common Stock  855030102        2052      92800 SH
  Staples Inc.             Common Stock  855030102        3845     173900 SH            SOLE                   X
  State Street Corp        Common Stock  857477103        2575      32600 SH
  State Street Corp        Common Stock  857477103        7150      90500 SH            SOLE                   X
  TJX Companies Inc        Common Stock  872540109        2616      79100 SH
  TJX Companies Inc        Common Stock  872540109        9055     273800 SH            SOLE                   X
  Time Warner Inc.         Common Stock  887317105        1253      89400 SH
  Time Warner Inc.         Common Stock  887317105        4118     293750 SH            SOLE                   X
  US Bancorp               Common Stock  902973304        7388     228300 SH            SOLE                   X
  Union Pacific Corporati  Common Stock  907818108        6106      48700 SH            SOLE                   X
  United Technologies Cor  Common Stock  913017109        9711     141100 SH            SOLE                   X
  Valero Energy            Common Stock  91913Y100         805      16400 SH
  Valero Energy            Common Stock  91913Y100        4680      95300 SH            SOLE                   X
  Verizon Communications   Common Stock  92343V104        4287     117600 SH
  Verizon Communications   Common Stock  92343V104        9517     261104 SH            SOLE                   X
  Viacom Inc Cl B          Common Stock  92553P201        1038      26200 SH
  Viacom Inc Cl B          Common Stock  92553P201        6442     162600 SH            SOLE                   X
  Wachovia Bank Corp       Common Stock  929903102        1931      71500 SH
  Wells Fargo & Company    Common Stock  949746101        3373     115900 SH
  Wells Fargo & Company    Common Stock  949746101        6099     209600 SH            SOLE                   X
  Williams Cos Inc         Common Stock  969457100        1820      55200 SH
  Williams Cos Inc         Common Stock  969457100        6243     189300 SH            SOLE                   X
  Wyeth                    Common Stock  983024100        8248     197500 SH            SOLE                   X
  XTO Energy               Common Stock  98385X106        1021      16500 SH
  Xilinx Inc               Common Stock  983919101        1539      64800 SH
  Xilinx Inc               Common Stock  983919101        5757     242400 SH            SOLE                   X
  Covidien Ltd.            Common Stock  G2552X108        1522      34400 SH
  Foster Wheeler           Common Stock  G36535139        1891      33400 SH            SOLE                   X
  Seagate Technology       Common Stock  G7945J104        1508      72000 SH
  Weatherford Intl Ltd.    Common Stock  G95089101        7044      97200 SH            SOLE                   X

Report Name:  -Sec13f
Filter 01:  PortfoliMTF/HLD:-EQ-All
Filter 02:  Quantity    HLD:0